Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Components of Inventories
Inventories consist of the following components:

	31 March
(Millions of US dollars)	2020	2019
Finished goods	$224.4	$235.0
Work-in-process	8.1	7.3
Raw materials and supplies	87.0	88.8
Provision for obsolete finished goods and raw materials	(14.4)	(13.7)
Total inventories	$305.1	$317.4